Derivative Financial Instruments - Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net unrealized gain (loss) on cash flow hedges, net of tax, beginning of period	$ 13,773	$ 18,836	$ 3,945
Changes in fair value of cash flow hedges, net of tax	(75,226)	24,239	21,903
Reclassification of (losses) gains into earnings, net of tax	14,873	(29,302)	(7,012)
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$ (46,580)	$ 13,773	$ 18,836